Fair Value of Financial Assets and Liabilities (Details) - Schedule of financial assets and liabilities measured at fair value on a recurring basis - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets:
Cash equivalents – money market funds	$ 21,000	$ 45,000
Convertible note receivable	4,763	4,715
Total assets	25,763	49,715
Liabilities:
Contingent consideration obligations	294,023	273,367	328,933
Preferred stock warrants	113,145	76,640
Total liabilities	407,168	350,007	328,933
Level 1 [Member]
Assets:
Cash equivalents – money market funds	21,000	45,000
Convertible note receivable
Total assets	21,000	45,000
Liabilities:
Contingent consideration obligations
Preferred stock warrants
Total liabilities
Level 2 [Member]
Assets:
Cash equivalents – money market funds
Convertible note receivable
Total assets
Liabilities:
Contingent consideration obligations
Preferred stock warrants
Total liabilities
Level 3 [Member]
Assets:
Cash equivalents – money market funds
Convertible note receivable	4,763	4,715
Total assets	4,763	4,715
Liabilities:
Contingent consideration obligations	294,023	273,367	328,933
Preferred stock warrants	113,145	76,640
Total liabilities	$ 407,168	$ 350,007	$ 328,933